Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2019:
U.S. federal	$6,045	$(13,450)	$(7,405)
State and local	2,699	(2,654)	45
Foreign	1,164	1,974	3,138

	$9,908	$(14,130)	$(4,222)

Year ended December 31, 2018:
U.S. federal	$4,952	$435	$5,387
State and local	2,615	(123)	2,492
Foreign	1,592	1,226	2,818

	$9,159	$1,538	$10,697

Year ended December 31, 2017:
U.S. federal	$4,174	$359	$4,533
State and local	2,706	(170)	2,536
Foreign	1,546	615	2,161

	$8,426	$804	$9,230

U.S. and Foreign Components of Earnings Before Income Taxes	The U.S. and foreign components of earnings before income taxes are as follows:

	2019	2018	2017
U.S.	$357,445	$317,695	$332,607
Foreign	10,444	(1,766)	(5,701)

Total	$367,889	$315,929	$326,906

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 21 percent to income before taxes for the 2019 and 2018 tax years and 35 percent for the 2017 tax year, is as follows:

	2019	2018	2017
Income tax expense at U.S. federal statutory rate	$77,257	$66,345	$114,417
Tax adjustment related to REIT (a)	(70,619)	(63,669)	(109,294)
State and local income taxes, net of federal income tax benefit	2,039	1,461	1,193
Book expenses not deductible for tax purposes	4,144	1,926	2,635
Stock-based compensation	(1,177)	1,090	(121)
Valuation allowance (b)	(1,032)	3,813	3,953
Rate change (c)	—	(80)	(466)
Undistributed earnings of foreign subsidiaries (d)	(102)	(393)	1,363
Minimum tax credit refundable (e)	—	—	(4,108)
Deferred tax adjustment due to REIT conversion (f)	(17,031)	—	—
Other differences, net (g)	2,299	204	(342)

Income tax expense	$(4,222)	$10,697	$9,230

(a)	Includes dividend paid deduction of $76,688, $69,818 and $110,442 for the tax years ended December 31, 2019, 2018 and 2017, respectively.
(b)
For the years ended December 31, 2019, 2018 and 2017, a
non-cash
valuation allowance of $(1,031), $3,813 and $3,953, respectively, was recorded to income tax expense due to our limited ability to utilize Puerto Rico deferred tax assets in future years.

(c)
Under the TCJA, the U.S. corporate income tax rate was lowered from 35% to 21%. As a result, a non-cash
benefit of $466 to income tax expense was recorded for the reduction of the U.S. net deferred tax liability for the year ended December 31, 2017.

(d)
In periods prior to December 31, 2017, the undistributed earnings of our Canadian subsidiaries were designated as permanently reinvested. As of December 31, 2017, however, management did not assert that the undistributed earnings of our Canadian subsidiaries will be permanently reinvested. For the years ended December 31, 2019,
2018
and 2017, we recognized a deferred tax (benefit) charge of $(102), $(393) and $1,363, respectively, for future foreign withholding taxes related to undistributed earnings.

(e)
Under the TCJA, the corporate alternative minimum tax was repealed and any minimum tax carryforwards not utilized become fully refundable in 2021. The Company does not expect to utilize its minimum tax credit carryforward. As a result, a cash benefit of $4,108 to income tax expense was recorded for the year ended December 31, 2017.

(f)
The income tax provision for the year ended December 31, 2019 is net of the deferred tax benefit of $17,031, which relates to the transfer of assets purchased from Fairway into our qualifying REIT subsidiary on June 28, 2019. The Fairway assets were initially placed in the TRS.

(g)
Upon enactment, the TCJA includes a
one-time
transition tax on the mandatory deemed repatriation of cumulative foreign earnings, net of foreign tax credits. As a result, a cash charge of $736 to income tax expense was recorded for the year ended December 31, 2017.

Components of Deferred Taxes
The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2019	2018
Deferred tax assets:
Allowance for doubtful accounts	$499	$654
Accrued liabilities not deducted for tax purposes	3,431	7,022
Net operating loss carry forwards	19,522	34,716
Tax credit carry forwards	1,140	320
Charitable contributions carry forward	5	47
Investment in partnerships	382	—

Gross deferred tax assets	24,979	42,759
Less: valuation allowance	(22,902)	(23,934)

Net deferred tax assets	2,077	18,825

Deferred tax liabilities:
Intangibles	(5,898)	(6,565)
Investment in partnerships	—	(31,746)
Property, plant and equipment	(701)	(366)
Undistributed earnings of foreign subsidiaries	(1,191)	(882)

Gross deferred tax liabilities	(7,790)	(39,559)

Net deferred tax liabilities	$(5,713)	$(20,734)

Reconciliation Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2017	$2,067
Additions for tax positions related to current year	932
Additions for tax positions related to prior years	238
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(30)
Settlements	—

Balance as of December 31, 2018	$3,207
Additions for tax positions related to current year	974
Additions for tax positions related to prior years	386
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(117)
Settlements	—

Balance as of December 31, 2019	$4,450